Earning Per Share (Details) - Schedule of Computation of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Computation of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average shares used in computing diluted net loss per share	[1]	1,821,304,184	1,202,110,110
Net loss per share of Ordinary Share, diluted		$ 0.00	$ 0.00

[1]	Including ordinary shares held in abeyance.